Financial risk management - Schedule of impacts of reasonably possible changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financing derivatives | + 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
+20 basis points change in Limited Price Inflation (LPI) market curve	£ (33)	£ (41)
Financing derivatives | - 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	33	41
Financing derivatives | +20 basis points increase between RPI and Consumer Price Index (CPI)
Disclosure of detailed information about financial instruments [line items]
+20 basis points increase between RPI and Consumer Price Index (CPI)	31	37
Financing derivatives | -20 basis points decrease between RPI and CPI
Disclosure of detailed information about financial instruments [line items]
-20 basis points decrease between RPI and CPI	(29)	(34)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	8	4
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(7)	(4)
Other | +100 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
+100 basis points change in discount rate	(6)	(7)
Other | -100 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
-100 basis points change in discount rate	7	9
Other | +10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
+10% change in venture capital price	26	28
Other | -10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
-10% change in venture capital price	£ (26)	£ (28)